Investment Strategy	Sep. 08, 2025
YieldMax(R) CRCL Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Circle Internet Group, Inc. (NYSE: CRCL) (“CRCL” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to CRCL regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund primarily uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of CRCL, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of CRCL increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of CRCL,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of CRCL.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “SyntheticCovered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increases in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund may invest directly in the Underlying Security, but expects to gain its Underlying Security exposure primarily through its synthetic covered call strategy or synthetic covered call spread strategy.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options contracts, as well as swaps as discussed in the “Additional Investment Strategies” section below.

The Fund intends to continuously maintain indirect exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Additional Investment Strategies

In addition to the synthetic covered call strategy or synthetic covered call spread strategy described herein, the Fund may use the following additional strategies to gain exposure to the Underlying Security:

●	Swaps: The Fund may utilize swap contracts that provide exposure to the Underlying Security.
●	Additional Options Strategies: The Fund may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).
●	Equity Securities: The Fund may purchase equity securities of the Underlying Security.

While the Fund intends to primarily utilize its synthetic covered call strategy or synthetic covered call spread strategy to gain exposure to the Underlying Security, it may utilize each of the foregoing to the extent it is unable to achieve its targeted exposure through the use of these primary options strategies.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	The Fund may receive some dividend income to the extent it invests directly in the Underlying Security.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts and swaps the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts (primary options strategies)

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Purchased call option contracts (additional options strategies)

“deep-in-the-money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Equity Securities	Direct equity holdings of the Underlying Security.	N/A
Swaps	Provides mark-to-market daily exposure to the total return of the Underlying Security over a particular period of time.	N/A
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options, swaps and direct equity investments is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to CRCL equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to CRCL.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Circle internet Group, Inc. (“CRCL”)

Circle Internet Group, Inc. is a global financial technology firm that specializes in digital currencies and blockchain technology. CRCL is the issuer of the USDC stablecoin, a crypto asset designed to be pegged to the U.S. dollar, and EURC stablecoin, a crypto asset designed to be pegged to the euro. CRCL also provides various services and platform application programming interfaces (“APIs”) for payments, commerce, and other financial applications. CRCL is listed on the New York Stock Exchange (NYSE).

CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CRCL pursuant to the Exchange Act can be located by reference to the SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding CRCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CRCL or other securities of Circle internet Group, Inc. The Fund has derived all disclosures contained in this document regarding CRCL from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CRCL. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CRCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CRCL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of CRCL.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH CIRCLE INTERNET GROUP, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, CIRCLE INTERNET GROUP, INC.

Moreover, Circle Internet Group, Inc. has not participated in the development of the Fund’s investment strategy. Circle Internet Group, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Circle Internet Group, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Circle Internet Group, Inc.

YieldMax® and YieldMax® CRCL Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by CRCL or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, CRCL is assigned to the Software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to CRCL.
YieldMax(R) CRWV Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of CoreWeave, Inc. (Nasdaq: CRWV) (“CRWV” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to CRWV regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund primarily uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of CRWV, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of CRWV increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of CRWV,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of CRWV.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “SyntheticCovered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increases in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund may invest directly in the Underlying Security, but expects to gain its Underlying Security exposure primarily through its synthetic covered call strategy or synthetic covered call spread strategy.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options contracts, as well as swaps as discussed in the “Additional Investment Strategies” section below.

The Fund intends to continuously maintain indirect exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Additional Investment Strategies

In addition to the synthetic covered call strategy or synthetic covered call spread strategy described herein, the Fund may use the following additional strategies to gain exposure to the Underlying Security:

●	Swaps: The Fund may utilize swap contracts that provide exposure to the Underlying Security.
●	Additional Options Strategies: The Fund may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).
●	Equity Securities: The Fund may purchase equity securities of the Underlying Security.

While the Fund intends to primarily utilize its synthetic covered call strategy or synthetic covered call spread strategy to gain exposure to the Underlying Security, it may utilize each of the foregoing to the extent it is unable to achieve its targeted exposure through the use of these primary options strategies.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	The Fund may receive some dividend income to the extent it invests directly in the Underlying Security.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts and swaps the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts (primary options strategies)

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts (additional options strategies)

“deep-in-the-money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Equity Securities	Direct equity holdings of the Underlying Security.	N/A
Swaps	Provides mark-to-market daily exposure to the total return of the Underlying Security over a particular period of time.	N/A
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options, swaps and direct equity investments is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to CRWV equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to CRWV.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

CoreWeave, Inc. (“CRWV”)

CoreWeave, Inc. is a cloud infrastructure technology company. CRWV offers the CoreWeave Cloud Platform, which consists of software and cloud services that deliver the automation and efficiency needed to manage complex artificial intelligence (AI) infrastructure. CRWV is listed on The Nasdaq Stock Market LLC (Nasdaq).

CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CRWV pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CRWV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CRWV or other securities of CoreWeave, Inc. The Fund has derived all disclosures contained in this document regarding CRWV from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CRWV. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CRWV is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CRWV could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of CRWV.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH COREWEAVE, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, COREWEAVE, INC.

Moreover, CoreWeave, Inc. has not participated in the development of the Fund’s investment strategy. CoreWeave, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. CoreWeave, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by CoreWeave, Inc.

YieldMax® and YieldMax® CRWV Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by CRWV or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, CRWV is assigned to the Information Technology Services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to CRWV.
YieldMax(R) GLXY Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Galaxy Digital Inc. (Nasdaq: GLXY) (“GLXY” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to GLXY regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund primarily uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of GLXY, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of GLXY increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of GLXY,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of GLXY.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “SyntheticCovered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increases in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund may invest directly in the Underlying Security, but expects to gain its Underlying Security exposure primarily through its synthetic covered call strategy or synthetic covered call spread strategy.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options contracts, as well as swaps as discussed in the “Additional Investment Strategies” section below.

The Fund intends to continuously maintain indirect exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Additional Investment Strategies

In addition to the synthetic covered call strategy or synthetic covered call spread strategy described herein, the Fund may use the following additional strategies to gain exposure to the Underlying Security:

●	Swaps: The Fund may utilize swap contracts that provide exposure to the Underlying Security.
●	Additional Options Strategies: The Fund may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).
●	Equity Securities: The Fund may purchase equity securities of the Underlying Security.

While the Fund intends to primarily utilize its synthetic covered call strategy or synthetic covered call spread strategy to gain exposure to the Underlying Security, it may utilize each of the foregoing to the extent it is unable to achieve its targeted exposure through the use of these primary options strategies.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	The Fund may receive some dividend income to the extent it invests directly in the Underlying Security.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts and swaps the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts (primary options strategies)

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts (additional options strategies)

“deep-in-the-money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Equity Securities	Direct equity holdings of the Underlying Security.	N/A
Swaps	Provides mark-to-market daily exposure to the total return of the Underlying Security over a particular period of time.	N/A
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options, swaps and direct equity investments is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to GLXY equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to GLXY.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Galaxy Digital Inc. (“GLXY”)

Galaxy Digital Inc. is engaged in the business of digital assets and data center infrastructure. GLXY provides institutional access to trading, advisory, asset management, staking, self-custody, and tokenization technology. GLXY is listed on The Nasdaq Stock Market LLC (Nasdaq).

GLXY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GLXY pursuant to the Exchange Act can be located by reference to the SEC file number 333-262378 through the SEC’s website at www.sec.gov. In addition, information regarding GLXY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of GLXY or other securities of Galaxy Digital Inc. The Fund has derived all disclosures contained in this document regarding GLXY from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GLXY. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GLXY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GLXY (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning GLXY could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of GLXY.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH GALAXY DIGITAL INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, GALAXY DIGITAL INC.

Moreover, Galaxy Digital Inc. has not participated in the development of the Fund’s investment strategy. Galaxy Digital Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Galaxy Digital Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Galaxy Digital Inc.

YieldMax® and YieldMax® GLXY Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by GLXY or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, GLXY is assigned to the Capital Markets industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to GLXY.